Restatement of Previously Issued Consolidated Financial Statements - Restatement on Consolidated Statements of Changes in Equity (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		$ 765,944	$ 597,771	$ 151,323	$ 151,323	$ 252,909
Share Capital
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		31	27		20	20
Share Premium
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity	[1]	1,261,454	708,306		3,908	3,908
Share-based Compensation Reserves
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity	[1]	19,702	6,314		1,976	704
Foreign Currency Translation Reserve
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity	[1]	4,864	(351)		(4,429)	(3,161)
Retained Earnings/(Accumulated Losses)
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity	[1]	(520,107)	(116,525)		149,848	$ 251,438
Total Restatement Impacts
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		294,738	317,516	274,192	274,192
Total Restatement Impacts | Foreign Currency Translation Reserve
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		(2,123)	3,282		(2,938)
Total Restatement Impacts | Retained Earnings/(Accumulated Losses)
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		296,861	314,234		277,130
As Previously Reported
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		471,206	280,255	$ (122,869)	(122,869)
As Previously Reported | Share Capital
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		31	27		20
As Previously Reported | Share Premium
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		1,261,454	708,306		3,908
As Previously Reported | Share-based Compensation Reserves
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		19,702	6,314		1,976
As Previously Reported | Foreign Currency Translation Reserve
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		6,987	(3,633)		(1,491)
As Previously Reported | Retained Earnings/(Accumulated Losses)
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Total (deficit)/equity		$ (816,968)	$ (430,759)		$ (127,282)

[1]	These reserve accounts comprise the consolidated reserves of US$765.9 million, US$597.7 million and US$151.3 million in the consolidated statements of financial position as at December 31, 2021, 2020 and 2019, respectively.